Subsequent events (Details Textual) - Subsequent Event [Member]	1 Months Ended
Nov. 14, 2017 CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	1,835,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | CAD / shares	CAD 0.52
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Oct. 15, 2022